Employee and Director Benefits (Details) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Defined Contribution Plan, Cost Recognized	$ 776,000	$ 632,000	$ 617,000
Shares Held in Employee Stock Option Plan, Allocated (in Shares)	359,761
Pension and Other Postretirement Defined Benefit Plans, Liabilities, Noncurrent	$ 1,452,000	1,506,000
Cash Surrender Value of Life Insurance	$ 17,828,000	$ 17,351,000
Stock Issued During Period, Shares, Employee Stock Purchase Plans (in Shares)	1,126	843	715
Split-Dollar Life Insurance Policies [Member]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Cash Surrender Value of Life Insurance	$ 17,830,000	$ 17,351,000